INTANGIBLE ASSETS - Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 1,574	¥ 10,245	¥ 9,022	¥ 6,167
Estimated amortization expenses
2018		23,386
2019		22,092
2020		19,486
2021		18,413
2022		¥ 17,989